Leases - Schedule of Components of the Company's Lease Expense (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lease, Cost [Abstract]
Operating lease cost	$ 6,407
Short-term lease cost	0
Variable lease cost	1,406
Lease cost	$ 7,813